RESTRICTED NET ASSETS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
RESTRICTED NET ASSETS
Restricted cash, paid up capital and statutory reserves of the Company's PRC subsidiaries and VIEs included in restricted amounts	$ 168.4	$ 156.8